Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0001022344
Registrant Name	SIMON PROPERTY GROUP L P
Registration File Number	333-277297-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES